Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Debt Fund

March 31, 2021

SED-QTLY-0521
1.924255.110

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.8%
		Principal Amount(a)	Value
Argentina - 1.0%
Aeropuertos Argentina 2000 SA:
6.875% 2/1/27 (b)		$93,750	$72,771
9.375% 2/1/27 pay-in-kind (b)(c)		2,610,500	2,081,874
Banco Macro SA 6.75% 11/4/26 (b)(c)		3,880,000	3,112,488
YPF SA:
8.5% 3/23/25 (b)		3,947,000	3,224,206
8.75% 4/4/24 (b)		8,268,000	6,552,390

TOTAL ARGENTINA			15,043,729

Azerbaijan - 0.7%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		5,081,000	6,011,839
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		3,015,000	3,718,626

TOTAL AZERBAIJAN			9,730,465

Bahrain - 0.9%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		5,624,000	6,255,575
7.625% 11/7/24 (b)		5,235,000	5,825,573
8.375% 11/7/28 (b)		1,065,000	1,229,077

TOTAL BAHRAIN			13,310,225

Bailiwick of Jersey - 0.2%
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (b)		3,445,000	3,289,975
Bermuda - 0.6%
GeoPark Ltd. 6.5% 9/21/24 (b)		2,205,000	2,285,620
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		2,230,000	2,205,961
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		3,800,000	3,788,600

TOTAL BERMUDA			8,280,181

British Virgin Islands - 1.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		23,800,000	23,896,390
Canada - 0.6%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		9,082,000	9,240,935
Cayman Islands - 1.4%
Baidu.com, Inc.:
1.72% 4/9/26		1,480,000	1,469,255
2.375% 10/9/30		1,395,000	1,343,559
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)		1,075,000	1,115,313
3.875% 7/18/29 (Reg. S)		3,090,000	3,236,775
Meituan:
2.125% 10/28/25 (b)		4,025,000	3,994,813
3.05% 10/28/30 (b)		1,995,000	1,940,138
NagaCorp Ltd.:
7.95% 7/6/24 (Reg. S)		1,960,000	2,044,525
9.375% 5/21/21 (b)		2,005,000	2,010,013
Odebrecht Holdco Finance Ltd. 0% 9/10/58 (b)		15,123,224	349,725
OEC Finance Ltd. 7.125% 12/26/46 pay-in-kind (b)		6,443,209	1,034,940
Sparc Em Spc 0% 12/5/22 (b)		156,270	152,365
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		2,011,875	2,184,771

TOTAL CAYMAN ISLANDS			20,876,192

Chile - 0.7%
Corporacion Nacional del Cobre de Chile (Codelco):
3.15% 1/14/30 (b)		1,645,000	1,707,716
3.15% 1/15/51 (b)		1,140,000	1,043,100
3.7% 1/30/50 (b)		2,130,000	2,136,656
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)		2,530,000	2,536,325
5.125% 1/15/28 (b)		2,583,000	2,695,683

TOTAL CHILE			10,119,480

Colombia - 0.1%
Oleoducto Central SA 4% 7/14/27 (b)		1,900,000	2,006,875
Georgia - 0.6%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		4,515,000	4,773,202
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		2,424,000	2,417,183
JSC Georgian Railway 7.75% 7/11/22 (b)		898,000	949,635
Silknet JSC 11% 4/2/24 (Reg. S)		250,000	274,375

TOTAL GEORGIA			8,414,395

Hong Kong - 0.3%
Lenovo Group Ltd. 3.421% 11/2/30 (b)		3,615,000	3,619,519
Indonesia - 0.3%
Delta Merlin Dunia Tekstil PT:
0% 6/26/32		460,000	5,458
1.5% 6/26/28 (d)(e)		460,000	45,885
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (b)		2,205,000	2,502,675
PT Adaro Indonesia 4.25% 10/31/24 (b)		2,015,000	2,028,853

TOTAL INDONESIA			4,582,871

Ireland - 0.3%
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		3,810,000	3,877,132
Israel - 0.6%
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)		3,470,000	3,491,688
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (b)		2,220,000	2,319,900
6.125% 6/30/25 (Reg. S) (b)		3,000,000	3,247,500

TOTAL ISRAEL			9,059,088

Kazakhstan - 0.2%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		2,010,000	2,057,235
5.75% 4/19/47 (b)		1,010,000	1,194,835

TOTAL KAZAKHSTAN			3,252,070

Luxembourg - 1.1%
Adecoagro SA 6% 9/21/27 (b)		685,000	711,801
B2W Digital Lux SARL 4.375% 12/20/30 (b)		2,950,000	2,876,250
CSN Resources SA 7.625% 2/13/23 (b)		7,422,000	7,700,325
Guara Norte SARL 5.198% 6/15/34 (b)		3,050,000	2,989,000
Millicom International Cellular SA 4.5% 4/27/31 (b)		1,670,000	1,736,800

TOTAL LUXEMBOURG			16,014,176

Malaysia - 0.1%
Petronas Capital Ltd. 3.5% 4/21/30 (b)		1,730,000	1,847,727
Mexico - 8.3%
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		130,000	135,728
Metalsa SA de CV 4.9% 4/24/23 (b)		1,578,000	1,651,180
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.8273% 3/11/22 (c)(f)		2,958,000	2,985,362
3.5% 1/30/23		4,187,000	4,239,338
4.875% 1/24/22		4,315,000	4,393,209
4.875% 1/18/24		15,847,000	16,295,470
5.375% 3/13/22		1,590,000	1,628,259
6.5% 6/2/41		2,587,000	2,252,760
6.625% 6/15/35		18,441,000	17,392,168
6.75% 9/21/47		10,407,000	8,848,031
6.875% 10/16/25 (b)		5,140,000	5,548,630
6.95% 1/28/60		11,575,000	9,882,156
7.69% 1/23/50		38,733,000	35,789,264
8.625% 2/1/22		3,212,000	3,377,619
8.625% 12/1/23 (c)		320,000	339,300
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (g)		13,130,000	6,515,763

TOTAL MEXICO			121,274,237

Mongolia - 0.1%
Development Bank of Mongolia 7.25% 10/23/23 (b)		720,000	777,600
Netherlands - 1.2%
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		4,125,000	4,300,313
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)		710,000	949,403
Metinvest BV 7.75% 4/23/23 (b)		3,874,000	4,123,389
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)(g)		15,783,000	3,940,818
Prosus NV:
3.68% 1/21/30 (b)		650,000	671,938
3.832% 2/8/51 (b)		1,590,000	1,403,255
4.027% 8/3/50 (b)		650,000	591,500
VimpelCom Holdings BV 3.375% 11/25/27 (b)		1,440,000	1,422,720

TOTAL NETHERLANDS			17,403,336

Panama - 0.2%
Cable Onda SA 4.5% 1/30/30 (b)		2,210,000	2,333,622
Paraguay - 0.2%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		3,000,000	3,168,750
Peru - 0.2%
Camposol SA 6% 2/3/27 (b)		855,000	907,903
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	7,760,000	2,178,516

TOTAL PERU			3,086,419

Saudi Arabia - 1.5%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)		1,420,000	1,426,546
3.5% 4/16/29 (b)		14,389,000	15,297,306
4.25% 4/16/39 (b)		2,385,000	2,567,602
4.375% 4/16/49 (b)		2,321,000	2,506,680

TOTAL SAUDI ARABIA			21,798,134

Singapore - 0.2%
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (b)		2,060,000	2,171,189
South Africa - 0.4%
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)		6,062,000	6,243,860
Spain - 0.3%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		3,585,000	3,531,225
Turkey - 0.5%
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		1,928,000	1,949,088
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		3,837,000	3,816,616
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (b)		2,075,000	2,039,984

TOTAL TURKEY			7,805,688

United Arab Emirates - 0.3%
Abu Dhabi National Energy Co. PJSC 4% 10/3/49 (b)		670,000	725,694
ADES International Holding Ltd. 8.625% 4/24/24 (b)		3,015,000	3,090,375

TOTAL UNITED ARAB EMIRATES			3,816,069

United Kingdom - 1.9%
Antofagasta PLC 2.375% 10/14/30 (b)		4,840,000	4,726,744
Biz Finance PLC 9.625% 4/27/22 (b)		2,344,250	2,421,171
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		2,055,000	2,162,888
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		2,827,000	2,908,276
7.625% 11/8/26 (b)		1,235,000	1,253,155
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		807,200	844,029
Tullow Oil PLC 6.25% 4/15/22 (b)		14,760,000	13,800,600

TOTAL UNITED KINGDOM			28,116,863

United States of America - 2.0%
Azul Investments LLP 5.875% 10/26/24 (b)		4,565,000	3,998,073
Citgo Holding, Inc. 9.25% 8/1/24 (b)		2,682,000	2,661,885
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		9,060,000	8,785,482
MercadoLibre, Inc.:
2.375% 1/14/26		1,035,000	1,022,270
3.125% 1/14/31		1,895,000	1,804,040
Sasol Financing U.S.A. LLC 4.375% 9/18/26		3,760,000	3,821,664
Stillwater Mining Co. 6.125% 6/27/22 (b)		6,789,000	6,810,216

TOTAL UNITED STATES OF AMERICA			28,903,630

Venezuela - 0.2%
Petroleos de Venezuela SA:
5.375% 4/12/27 (g)		6,115,000	267,531
5.5% 4/12/37 (g)		3,475,000	152,031
6% 5/16/24 (b)(g)		8,980,000	392,875
6% 11/15/26 (b)(g)		15,840,000	693,000
9.75% 5/17/35 (b)(g)		12,585,000	550,594
12.75% 2/17/22 (b)(g)		3,065,000	134,094

TOTAL VENEZUELA			2,190,125

TOTAL NONCONVERTIBLE BONDS
(Cost $447,780,328)			419,082,172

Government Obligations - 54.1%
Angola - 0.7%
Angola Republic:
8.25% 5/9/28 (b)		3,770,000	3,607,419
9.375% 5/8/48 (b)		2,020,000	1,899,431
9.5% 11/12/25 (b)		4,865,000	5,077,844

TOTAL ANGOLA			10,584,694

Argentina - 3.1%
Argentine Republic:
0.125% 7/9/30 (d)		61,944,632	20,577,232
0.125% 7/9/35 (d)		21,353,027	6,299,143
0.125% 1/9/38 (d)		10,211,997	3,720,996
1% 7/9/29		5,953,783	2,132,199
Province of Santa Fe 7% 3/23/23 (b)		7,150,000	5,695,422
Provincia de Cordoba:
3% 12/10/25 (b)(d)		7,750,408	5,292,075
3% 6/1/27 (b)(d)		3,097,152	1,815,705

TOTAL ARGENTINA			45,532,772

Barbados - 0.4%
Barbados Government 6.5% 10/1/29 (b)		5,915,000	6,016,664
Belarus - 0.1%
Belarus Republic 6.875% 2/28/23 (b)		1,430,000	1,451,003
Benin - 0.4%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	3,090,000	3,442,461
5.75% 3/26/26 (b)	EUR	1,530,000	1,917,024

TOTAL BENIN			5,359,485

Bermuda - 0.3%
Bermuda Government:
2.375% 8/20/30 (b)		525,000	510,854
3.375% 8/20/50 (b)		965,000	933,336
3.717% 1/25/27 (b)		620,000	673,088
4.75% 2/15/29 (b)		2,270,000	2,624,688

TOTAL BERMUDA			4,741,966

Brazil - 2.1%
Brazilian Federative Republic:
2.875% 6/6/25		1,525,000	1,538,344
3.875% 6/12/30		8,750,000	8,482,031
5.625% 1/7/41		4,146,000	4,289,814
5.625% 2/21/47		2,183,000	2,219,156
7.125% 1/20/37		2,115,000	2,582,944
8.25% 1/20/34		9,059,000	12,034,315

TOTAL BRAZIL			31,146,604

Cameroon - 0.9%
Cameroon Republic 9.5% 11/19/25 (b)		12,700,000	13,688,219
Chile - 0.1%
Chilean Republic 3.86% 6/21/47		1,170,000	1,254,825
China - 0.2%
Peoples Republic of China 1.2% 10/21/30 (b)		2,535,000	2,376,264
Colombia - 1.3%
Colombian Republic:
3% 1/30/30		4,135,000	4,040,670
3.125% 4/15/31		4,300,000	4,208,625
3.875% 4/25/27		1,025,000	1,095,789
3.875% 2/15/61		1,490,000	1,331,688
4.125% 5/15/51		1,315,000	1,250,894
5% 6/15/45		3,540,000	3,773,419
6.125% 1/18/41		1,475,000	1,752,484
7.375% 9/18/37		845,000	1,115,136

TOTAL COLOMBIA			18,568,705

Costa Rica - 0.3%
Costa Rican Republic:
5.625% 4/30/43 (b)		1,995,000	1,739,391
6.125% 2/19/31 (b)		2,535,000	2,548,467
7% 4/4/44 (b)		305,000	292,705

TOTAL COSTA RICA			4,580,563

Dominican Republic - 2.8%
Dominican Republic:
4.875% 9/23/32 (b)		5,590,000	5,645,900
5.875% 1/30/60 (b)		3,525,000	3,360,867
5.95% 1/25/27 (b)		4,186,000	4,693,553
6% 7/19/28 (b)		2,999,000	3,366,243
6.4% 6/5/49 (b)		4,072,000	4,264,148
6.5% 2/15/48 (b)		395,000	418,453
6.5% 2/15/48 (Reg. S)		1,450,000	1,536,094
6.85% 1/27/45 (b)		4,046,000	4,468,301
6.875% 1/29/26 (b)		4,946,000	5,724,995
7.45% 4/30/44 (b)		6,031,000	7,086,425

TOTAL DOMINICAN REPUBLIC			40,564,979

Ecuador - 0.5%
Ecuador Republic:
0.5% 7/31/30 (b)(d)		6,690,000	3,913,650
0.5% 7/31/35 (b)(d)		5,940,000	2,717,550

TOTAL ECUADOR			6,631,200

Egypt - 3.8%
Arab Republic of Egypt:
, yield at date of purchase 12.451% to 13.2498% 6/15/21 to 9/14/21	EGP	109,525,000	6,672,273
5.875% 2/16/31 (b)		2,625,000	2,454,375
6.2004% 3/1/24 (b)		1,500,000	1,594,688
7.0529% 1/15/32 (b)		830,000	817,809
7.5% 1/31/27 (b)		19,706,000	21,362,536
7.6003% 3/1/29 (b)		9,841,000	10,456,063
7.903% 2/21/48 (b)		2,940,000	2,760,844
8.5% 1/31/47 (b)		7,939,000	7,874,496
8.7002% 3/1/49 (b)		820,000	818,463

TOTAL EGYPT			54,811,547

El Salvador - 0.8%
El Salvador Republic:
6.375% 1/18/27 (b)		435,000	432,173
7.1246% 1/20/50 (b)		4,252,000	3,816,170
7.625% 2/1/41 (b)		1,035,000	996,244
7.65% 6/15/35 (b)		2,305,000	2,253,138
7.75% 1/24/23 (b)		3,280,000	3,411,200

TOTAL EL SALVADOR			10,908,925

Gabon - 0.3%
Gabonese Republic 6.375% 12/12/24 (b)		4,630,000	4,802,178
Georgia - 0.1%
Georgia Republic 6.875% 4/12/21 (b)		1,355,000	1,352,832
Ghana - 0.8%
Ghana Republic:
7.75% 4/7/29 (b)		3,335,000	3,309,988
8.125% 1/18/26 (b)		5,098,076	5,392,809
10.75% 10/14/30 (b)		2,125,000	2,642,305

TOTAL GHANA			11,345,102

Guatemala - 0.3%
Guatemalan Republic:
4.9% 6/1/30 (b)		485,000	529,711
5.375% 4/24/32 (b)		2,015,000	2,274,431
6.125% 6/1/50 (b)		1,355,000	1,567,566

TOTAL GUATEMALA			4,371,708

Honduras - 0.1%
Republic of Honduras 5.625% 6/24/30 (b)		1,205,000	1,257,719
Indonesia - 4.0%
Indonesian Republic:
3.85% 10/15/30		2,650,000	2,905,891
4.1% 4/24/28		5,340,000	5,905,706
5.125% 1/15/45 (b)		4,853,000	5,747,772
5.25% 1/17/42 (b)		3,000,000	3,579,375
5.95% 1/8/46 (b)		2,100,000	2,763,469
6.625% 2/17/37 (b)		3,549,000	4,711,298
6.75% 1/15/44 (b)		5,105,000	7,220,384
7.75% 1/17/38 (b)		8,743,000	12,865,871
8.5% 10/12/35 (b)		8,199,000	12,816,062

TOTAL INDONESIA			58,515,828

Iraq - 0.2%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,563,875	3,351,156
Israel - 0.2%
Israeli State 3.375% 1/15/50		3,230,000	3,262,300
Ivory Coast - 0.6%
Ivory Coast:
4.875% 1/30/32 (b)	EUR	1,015,000	1,157,558
5.875% 10/17/31 (b)	EUR	3,125,000	3,868,536
6.125% 6/15/33 (b)		950,000	966,328
6.375% 3/3/28 (b)		2,455,000	2,651,400

TOTAL IVORY COAST			8,643,822

Jamaica - 0.3%
Jamaican Government:
6.75% 4/28/28		1,725,000	2,017,711
7.875% 7/28/45		1,685,000	2,270,040

TOTAL JAMAICA			4,287,751

Jordan - 0.4%
Jordanian Kingdom:
4.95% 7/7/25 (b)		4,170,000	4,279,463
6.125% 1/29/26 (b)		1,900,000	2,027,063

TOTAL JORDAN			6,306,526

Kenya - 0.3%
Republic of Kenya:
6.875% 6/24/24 (b)		3,015,000	3,309,905
7% 5/22/27 (b)		1,285,000	1,364,108

TOTAL KENYA			4,674,013

Lebanon - 0.1%
Lebanese Republic:
5.8% 12/31/49 (g)		5,875,000	657,559
6% 1/27/23 (g)		1,587,000	182,009
6.1% 10/4/22 (g)		685,000	79,203
6.375% 12/31/49 (g)		7,072,000	801,010

TOTAL LEBANON			1,719,781

Mexico - 2.0%
United Mexican States:
3.25% 4/16/30		4,960,000	5,000,300
3.75% 1/11/28		3,415,000	3,656,184
3.9% 4/27/25		1,460,000	1,600,069
4.5% 4/22/29		2,040,000	2,255,475
4.75% 4/27/32		970,000	1,075,184
5.75% 10/12/2110		3,295,000	3,660,539
6.05% 1/11/40		10,222,000	12,234,456

TOTAL MEXICO			29,482,207

Mongolia - 0.2%
Mongolia Government 5.125% 4/7/26 (b)		2,480,000	2,647,400
Montenegro - 0.1%
Republic of Montenegro 2.875% 12/16/27 (b)	EUR	1,415,000	1,574,328
Morocco - 0.4%
Moroccan Kingdom:
2.375% 12/15/27 (b)		3,675,000	3,549,820
3% 12/15/32 (b)		690,000	646,013
4% 12/15/50 (b)		735,000	650,475
5.5% 12/11/42 (b)		920,000	1,010,850

TOTAL MOROCCO			5,857,158

Nigeria - 1.4%
Republic of Nigeria:
6.375% 7/12/23 (b)		960,000	1,027,500
6.5% 11/28/27 (b)		3,892,000	4,001,463
7.143% 2/23/30 (b)		1,295,000	1,318,472
7.625% 11/21/25 (b)		12,623,000	14,208,764

TOTAL NIGERIA			20,556,199

Oman - 1.4%
Sultanate of Oman:
3.875% 3/8/22 (b)		670,000	678,584
4.125% 1/17/23 (b)		1,800,000	1,839,938
4.75% 6/15/26 (b)		3,347,000	3,429,629
4.875% 2/1/25 (b)		1,460,000	1,521,594
5.375% 3/8/27 (b)		2,516,000	2,597,770
5.625% 1/17/28 (b)		1,535,000	1,586,327
6% 8/1/29 (b)		2,650,000	2,752,688
6.25% 1/25/31 (b)		670,000	700,778
6.75% 1/17/48 (b)		5,980,000	5,742,669

TOTAL OMAN			20,849,977

Pakistan - 0.7%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		3,300,000	3,352,594
6.875% 12/5/27 (b)		1,500,000	1,560,938
8.25% 4/15/24 (b)		1,180,000	1,288,044
The Third Pakistan International Sukuk Co. Ltd.:
5.5% 10/13/21 (b)		2,125,000	2,140,938
5.625% 12/5/22 (b)		1,005,000	1,026,984

TOTAL PAKISTAN			9,369,498

Panama - 0.3%
Panamanian Republic:
2.252% 9/29/32		3,540,000	3,353,044
3.87% 7/23/60		1,390,000	1,378,272

TOTAL PANAMA			4,731,316

Paraguay - 0.6%
Republic of Paraguay:
2.739% 1/29/33 (b)		1,305,000	1,246,683
4.95% 4/28/31 (b)		3,865,000	4,349,333
5.4% 3/30/50 (b)		1,950,000	2,181,563
5.6% 3/13/48 (b)		445,000	504,380

TOTAL PARAGUAY			8,281,959

Peru - 0.1%
Peruvian Republic 5.625% 11/18/50		890,000	1,181,475
Qatar - 3.3%
State of Qatar:
3.75% 4/16/30 (b)		12,765,000	14,288,822
4% 3/14/29 (b)		5,455,000	6,191,425
4.4% 4/16/50 (b)		5,585,000	6,478,600
4.5% 4/23/28 (b)		2,565,000	2,991,431
4.817% 3/14/49 (b)		11,149,000	13,650,557
5.103% 4/23/48 (b)		2,960,000	3,741,625

TOTAL QATAR			47,342,460

Romania - 0.7%
Romanian Republic:
3% 2/14/31 (b)		8,211,000	8,218,698
4% 2/14/51 (b)		1,500,000	1,447,031

TOTAL ROMANIA			9,665,729

Russia - 3.4%
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		3,800,000	4,159,100
4.375% 3/21/29(Reg. S)		8,400,000	9,185,400
5.1% 3/28/35 (b)		12,000,000	13,845,000
5.1% 3/28/35(Reg. S)		4,600,000	5,307,250
5.25% 6/23/47 (b)		3,600,000	4,281,750
5.25% 6/23/47(Reg. S)		4,000,000	4,757,500
5.625% 4/4/42 (b)		4,000,000	4,891,250
5.875% 9/16/43 (b)		1,850,000	2,344,297
5.875% 9/16/43 (Reg. S)		200,000	253,438

TOTAL RUSSIA			49,024,985

Rwanda - 0.4%
Rwanda Republic 6.625% 5/2/23 (b)		5,504,000	5,731,040
Saudi Arabia - 1.4%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		4,030,000	3,794,497
3.25% 10/22/30 (b)		2,385,000	2,504,250
3.625% 3/4/28 (b)		1,770,000	1,917,684
3.75% 1/21/55 (b)		3,755,000	3,682,247
4.5% 10/26/46 (b)		481,000	529,100
4.5% 4/22/60 (b)		3,880,000	4,323,775
4.625% 10/4/47 (b)		3,040,000	3,404,800

TOTAL SAUDI ARABIA			20,156,353

Serbia - 0.1%
Republic of Serbia 2.125% 12/1/30 (b)		1,970,000	1,819,147
Sri Lanka - 0.2%
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (b)		1,385,000	844,850
7.85% 3/14/29 (b)		2,568,000	1,569,690

TOTAL SRI LANKA			2,414,540

Turkey - 5.1%
Turkish Republic:
3.25% 3/23/23		14,395,000	13,814,702
4.25% 3/13/25		7,075,000	6,566,484
4.75% 1/26/26		3,015,000	2,803,950
4.875% 10/9/26		5,970,000	5,507,325
4.875% 4/16/43		4,735,000	3,608,958
5.125% 3/25/22		3,204,000	3,210,008
5.125% 2/17/28		3,070,000	2,778,350
5.6% 11/14/24		3,295,000	3,215,714
5.75% 5/11/47		6,710,000	5,443,488
5.95% 1/15/31		2,685,000	2,429,925
6% 1/14/41		4,622,000	3,885,369
6.25% 9/26/22		10,514,000	10,641,377
6.35% 8/10/24		1,615,000	1,616,009
6.375% 10/14/25		3,475,000	3,442,422
6.75% 5/30/40		3,112,000	2,856,233
7.25% 12/23/23		1,613,000	1,660,382
7.375% 2/5/25		841,000	866,493

TOTAL TURKEY			74,347,189

Ukraine - 3.8%
Ukraine Government:
7.253% 3/15/33 (b)		3,445,000	3,425,622
7.375% 9/25/32 (b)		2,130,000	2,135,991
7.75% 9/1/21 (b)		16,743,000	17,047,513
7.75% 9/1/22 (b)		10,529,000	11,099,540
7.75% 9/1/23 (b)		8,950,000	9,649,778
7.75% 9/1/24 (b)		5,364,000	5,778,034
7.75% 9/1/25 (b)		1,750,000	1,897,000
7.75% 9/1/26 (b)		1,895,000	2,057,852
7.75% 9/1/27 (b)		1,344,000	1,433,460
9.75% 11/1/28 (b)		1,210,000	1,408,894

TOTAL UKRAINE			55,933,684

United Arab Emirates - 1.4%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		3,465,000	3,281,355
3.125% 4/16/30 (b)		5,190,000	5,553,300
3.125% 9/30/49 (b)		8,072,000	7,693,625
3.875% 4/16/50 (b)		2,990,000	3,248,822

TOTAL UNITED ARAB EMIRATES			19,777,102

Uruguay - 0.3%
Uruguay Republic 5.1% 6/18/50		3,930,000	4,862,147
Uzbekistan - 0.2%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		1,595,000	1,547,150
4.75% 2/20/24 (b)		1,110,000	1,171,050

TOTAL UZBEKISTAN			2,718,200

Venezuela - 0.3%
Venezuelan Republic:
9.25% 9/15/27 (g)		27,915,000	2,791,500
11.95% 8/5/31 (Reg. S) (g)		17,015,000	1,701,500
12.75% 8/23/22 (g)		3,625,000	362,500

TOTAL VENEZUELA			4,855,500

Vietnam - 0.8%
Vietnamese Socialist Republic 5.5% 3/12/28		11,445,167	11,531,005
TOTAL GOVERNMENT OBLIGATIONS
(Cost $825,469,308)			786,819,729

Preferred Securities - 2.1%
Cayman Islands - 1.5%
Banco Do Brasil SA 6.25% (b)(c)(h)		1,650,000	1,617,083
Banco Mercantil del Norte SA:
6.875% (b)(c)(h)		2,145,000	2,190,581
7.625% (b)(c)(h)		1,285,000	1,406,673
Cosan Overseas Ltd. 8.25% (h)		10,515,000	10,728,455
DP World Salaam 6% (Reg. S) (c)(h)		1,085,000	1,167,731
Itau Unibanco Holding SA 6.125% (b)(c)(h)		3,575,000	3,584,474
OEC Finance Ltd. 7.5% pay-in-kind (b)(h)		6,030,412	1,032,708

TOTAL CAYMAN ISLANDS			21,727,705

Ireland - 0.6%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(h)		4,735,000	4,819,342
Tinkoff Credit Systems 9.25% (Reg. S) (c)(h)		4,530,000	4,742,344

TOTAL IRELAND			9,561,686

TOTAL PREFERRED SECURITIES
(Cost $29,891,296)			31,289,391
		Shares	Value

Money Market Funds - 13.7%
Fidelity Cash Central Fund 0.06% (i)
(Cost $199,656,295)		199,620,936	199,660,860
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $1,502,797,227)			1,436,852,152
NET OTHER ASSETS (LIABILITIES) - 1.3%			18,824,048
NET ASSETS - 100%			$1,455,676,200

Currency Abbreviations

EGP – Egyptian pound

EUR – European Monetary Unit

PEN – Peruvian new sol

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $787,789,878 or 54.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Non-income producing - Security is in default.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,670
Total	$27,670

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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